Document and Entity Information	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2025
Entity File Number	001-41850
Entity Registrant Name	Bed Bath & Beyond, Inc.
Entity Central Index Key	0001130713
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	433 West Ascension Way
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	801
Local Phone Number	947-3100
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BBBY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false